Retirement Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Retirement Plan	Retirement PlanThe Company sponsors a 401(k) retirement plan (“401(k) Plan”) for its employees. Full time employees (except certain non-resident aliens) who are age 21 and older are eligible to participate in the 401(k) Plan. The 401(k) Plan participants may elect to contribute a portion of their eligible compensation to the 401(k) Plan. The Company has elected a matching contribution up to 4% on eligible employee compensation. The Company’s contribution, which is included in salaries and employee benefits in the consolidated statements of operations, totaled $0.4 million and $0.3 million for the three months ended March 31, 2022 and 2021, respectively.	Retirement PlanThe Company sponsors a 401(k) retirement plan (“401(k) Plan”) for its employees. Full time employees (except certain non-resident aliens) who are age 21 and older are eligible to participate in the 401(k) Plan. The 401(k) Plan participants may elect to contribute a portion of their eligible compensation to the 401(k) Plan. The Company has elected a matching contribution up to 4% on eligible employee compensation. The Company’s contribution, which is included in salaries and employee benefits in the consolidated statements of operations, totaled $1.5 million, $1.1 million, and $0.6 million for the years ended December 31, 2021, 2020 and 2019, respectively.